Fund Summary
Franklin LifeSmart™ 2015 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 76 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2015 Retirement Target Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2015 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.32%	0.32%	0.32%	0.20%	0.32%
Acquired Fund Fees and Expenses	[2][3]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)	[3]	1.41%	2.11%	1.61%	0.99%	1.11%
Fee Waiver or Reimbursement	[4]	(0.52%)	(0.52%)	(0.52%)	(0.45%)	(0.52%)
Net Expenses (as a percentage of Assets)	[3]	0.89%	1.59%	1.09%	0.54%	0.59%
[1]	Other expenses for Class A, Class C, Class R and Advisor Class have been restated to reflect current fiscal year fees and expenses (including the effect of the termination of the Special Service Agreement on April 30, 2013). Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Acquired fund fees and expenses have been restated to reflect current fees and expenses.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain non-routine expenses), until April 30, 2014. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending December 31, 2012 were 0.45% for Class A shares, 1.15% for Class C shares, 0.65% for Class R shares and 0.15% for Advisor Class shares. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2015 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	661	947	1,255	2,126
Class C	262	611	1,086	2,400
Class R	111	457	827	1,867
Class R6	55	270	503	1,172
Advisor Class	60	301	561	1,305

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin LifeSmart™ 2015 Retirement Target Fund Class C	162	611	1,086	2,400

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.12% of the average value of its portfolio.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 36% equity funds, 59% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 43% equity funds and 57% fixed-income funds

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Investing in ETFs

The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Mortgage-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align with a portion of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	12.99%
Worst Quarter:	Q4'08	-13.01%
As of March 31, 2013, the Fund's year-to-date return was 3.37%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Franklin LifeSmart™ 2015 Retirement Target Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index		16.00%	1.66%	3.97%
MSCI EAFE Index		17.90%	(3.21%)	1.17%
Barclays U.S. Aggregate Index		4.21%	5.95%	6.31%
Class A	Return Before Taxes	2.89%	1.95%	4.34%	Aug. 01, 2006
Class A After Taxes on Distributions		2.29%	1.30%	3.64%	Aug. 01, 2006
Class A After Taxes on Distributions and Sales		2.04%	1.36%	3.41%	Aug. 01, 2006
Class C		7.44%	2.45%	4.57%	Aug. 01, 2006
Class R		8.96%	2.95%	5.09%	Aug. 01, 2006
Advisor Class		9.59%	3.47%	5.63%	Aug. 01, 2006

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin LifeSmart™ 2025 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 76 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2025 Retirement Target Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2025 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.35%	0.35%	0.35%	0.18%	0.35%
Acquired Fund Fees and Expenses	[2][3]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses (as a percentage of Assets)		1.48%	2.18%	1.68%	1.01%	1.18%
Fee Waiver or Reimbursement	[4]	(0.55%)	(0.55%)	(0.55%)	(0.43%)	(0.55%)
Net Expenses (as a percentage of Assets)	[3]	0.93%	1.63%	1.13%	0.58%	0.63%
[1]	Other expenses for Class A, Class C, Class R and Advisor Class have been restated to reflect current fiscal year fees and expenses (including the effect of the termination of the Special Service Agreement on April 30, 2013). Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Acquired fund fees and expenses have been restated to reflect current fees and expenses.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain non-routine expenses), until April 30, 2014. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending December 31, 2012 were 0.45% for Class A shares, 1.15% for Class C shares, 0.65% for Class R shares and 0.15% for Advisor Class shares. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2025 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	664	965	1,287	2,197
Class C	266	629	1,119	2,470
Class R	115	476	861	1,941
Class R6	59	279	516	1,197
Advisor Class	64	320	596	1,383

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin LifeSmart™ 2025 Retirement Target Fund Class C	166	629	1,119	2,470

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.67% of the average value of its portfolio.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 66% equity funds, 29% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 72% equity funds and 28% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align with a portion of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	14.55%
Worst Quarter:	Q4'08	-16.97%
As of March 31, 2013, the Fund's year-to-date return was 4.91%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Franklin LifeSmart™ 2025 Retirement Target Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index		16.00%	1.66%	3.97%
MSCI EAFE Index		17.90%	(3.21%)	1.17%
Barclays U.S. Aggregate Index		4.21%	5.95%	6.31%
Class A	Return Before Taxes	3.99%	0.65%	3.48%	Aug. 01, 2006
Class A After Taxes on Distributions		3.71%	0.16%	2.92%	Aug. 01, 2006
Class A After Taxes on Distributions and Sales		2.84%	0.38%	2.80%	Aug. 01, 2006
Class C		8.42%	1.12%	3.71%	Aug. 01, 2006
Class R		10.05%	1.62%	4.22%	Aug. 01, 2006
Advisor Class		10.59%	2.14%	4.73%	Aug. 01, 2006

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin LifeSmart™ 2035 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 76 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2035 Retirement Target Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2035 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.49%	0.49%	0.49%	0.26%	0.49%
Acquired Fund Fees and Expenses	[2][3]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)	[3]	1.63%	2.33%	1.83%	1.10%	1.33%
Fee Waiver or Reimbursement	[4]	(0.68%)	(0.68%)	(0.68%)	(0.50%)	(0.68%)
Net Expenses (as a percentage of Assets)	[3]	0.95%	1.65%	1.15%	0.60%	0.65%
[1]	Other expenses for Class A, Class C, Class R and Advisor Class have been restated to reflect current fiscal year fees and expenses (including the effect of the termination of the Special Service Agreement on April 30, 2013). Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Acquired fund fees and expenses have been restated to reflect current fees and expenses.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain non-routine expenses), until April 30, 2014. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending December 31, 2012 were 0.45% for Class A shares, 1.15% for Class C shares, 0.65% for Class R shares and 0.15% for Advisor Class shares. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2035 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	666	997	1,350	2,343
Class C	268	662	1,184	2,614
Class R	117	509	927	2,092
Class R6	61	300	558	1,295
Advisor Class	66	354	664	1,542

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin LifeSmart™ 2035 Retirement Target Fund Class C	168	662	1,184	2,614

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.30% of the average value of its portfolio.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 76% equity funds, 19% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 80% equity funds and 20% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align with a portion of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	16.74%
Worst Quarter:	Q4'08	-19.46%
As of March 31, 2013, the Fund's year-to-date return was 5.46%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Franklin LifeSmart™ 2035 Retirement Target Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index		16.00%	1.66%	3.97%
MSCI EAFE Index		17.90%	(3.21%)	1.17%
Barclays U.S. Aggregate Index		4.21%	5.95%	6.31%
Class A	Return Before Taxes	3.97%	0.03%	3.25%	Aug. 01, 2006
Class A After Taxes on Distributions		3.71%	(0.36%)	2.79%	Aug. 01, 2006
Class A After Taxes on Distributions and Sales		2.85%	(0.07%)	2.69%	Aug. 01, 2006
Class C		8.72%	0.55%	3.49%	Aug. 01, 2006
Class R		10.24%	1.05%	4.03%	Aug. 01, 2006
Advisor Class		10.79%	1.55%	4.55%	Aug. 01, 2006

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin LifeSmart™ 2045 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 76 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2045 Retirement Target Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2045 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.73%	0.73%	0.73%	0.37%	0.73%
Acquired Fund Fees and Expenses	[2][3]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)	[3]	1.88%	2.58%	2.08%	1.22%	1.58%
Fee Waiver or Reimbursement	[4]	(0.93%)	(0.93%)	(0.93%)	(0.62%)	(0.93%)
Net Expenses (as a percentage of Assets)	[3]	0.95%	1.65%	1.15%	0.60%	0.65%
[1]	Other expenses for Class A, Class C, Class R and Advisor Class have been restated to reflect current fiscal year fees and expenses (including the effect of the termination of the Special Service Agreement on April 30, 2013). Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Acquired fund fees and expenses have been restated to reflect current fees and expenses.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain non-routine expenses), until April 30, 2014. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending December 31, 2012 were 0.45% for Class A shares, 1.15% for Class C shares, 0.65% for Class R shares and 0.15% for Advisor Class shares. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2045 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	666	1,047	1,451	2,578
Class C	268	714	1,287	2,845
Class R	117	562	1,033	2,336
Class R6	61	326	611	1,422
Advisor Class	66	408	772	1,799

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin LifeSmart™ 2045 Retirement Target Fund Class C	168	714	1,287	2,845

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.47% of the average value of its portfolio.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 79% equity funds, 16% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 83% equity funds and 17% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align with a portion of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	17.79%
Worst Quarter:	Q4'08	-20.83%
As of March 31, 2013, the Fund's year-to-date return was 5.41%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Franklin LifeSmart™ 2045 Retirement Target Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index		16.00%	1.66%	3.97%
MSCI EAFE Index		17.90%	(3.21%)	1.17%
Barclays U.S. Aggregate Index		4.21%	5.95%	6.31%
Class A	Return Before Taxes	4.26%	0.05%	3.33%	Aug. 01, 2006
Class A After Taxes on Distributions		4.06%	(0.31%)	2.87%	Aug. 01, 2006
Class A After Taxes on Distributions and Sales		3.06%	(0.02%)	2.78%	Aug. 01, 2006
Class C		8.85%	0.55%	3.57%	Aug. 01, 2006
Class R		10.35%	1.05%	4.08%	Aug. 01, 2006
Advisor Class		10.86%	1.54%	4.60%	Aug. 01, 2006

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin LifeSmart™ 2020 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2020 Retirement Target Fund	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2020 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	1.66%	1.66%	1.66%	1.48%	1.66%
Acquired Fund Fees and Expenses	[1]	0.56%	0.56%	0.56%	0.56%	0.56%
Expenses (as a percentage of Assets)		2.77%	3.47%	2.97%	2.29%	2.47%
Fee Waiver or Reimbursement	[2]	(1.86%)	(1.86%)	(1.86%)	(1.73%)	(1.86%)
Net Expenses (as a percentage of Assets)		0.91%	1.61%	1.11%	0.56%	0.61%
[1]	Other expenses and acquired fund fees and expenses are based upon estimated amounts for the current fiscal year.
[2]	Management has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.05%, until December 31, 2014. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2020 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	663	1,218
Class C	264	892
Class R	113	743
Class R6	57	549
Advisor Class	62	591

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Franklin LifeSmart™ 2020 Retirement Target Fund Class C	164	892

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 56% equity funds, 39% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 61% equity funds and 39% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Mortgage-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Franklin LifeSmart™ 2030 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2030 Retirement Target Fund	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2030 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	1.74%	1.74%	1.74%	1.48%	1.74%
Acquired Fund Fees and Expenses	[1]	0.59%	0.59%	0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)		2.88%	3.58%	3.08%	2.32%	2.58%
Fee Waiver or Reimbursement	[2]	(1.94%)	(1.94%)	(1.94%)	(1.73%)	(1.94%)
Net Expenses (as a percentage of Assets)		0.94%	1.64%	1.14%	0.59%	0.64%
[1]	Other expenses and acquired fund fees and expenses are based upon estimated amounts for the current fiscal year.
[2]	Management has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.05%, until December 31, 2014. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2030 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	665	1,242
Class C	267	917
Class R	116	768
Class R6	60	558
Advisor Class	65	617

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Franklin LifeSmart™ 2030 Retirement Target Fund Class C	167	917

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 72% equity funds, 23% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 77% equity funds and 23% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Franklin LifeSmart™ 2040 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2040 Retirement Target Fund	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2040 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	1.80%	1.80%	1.80%	1.48%	1.80%
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)		2.95%	3.65%	3.15%	2.33%	2.65%
Fee Waiver or Reimbursement	[2]	(2.00%)	(2.00%)	(2.00%)	(1.73%)	(2.00%)
Net Expenses (as a percentage of Assets)		0.95%	1.65%	1.15%	0.60%	0.65%
[1]	Other expenses and acquired fund fees and expenses are based upon estimated amounts for the current fiscal year.
[2]	Management has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.05%, until December 31, 2014. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2040 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	666	1,257
Class C	268	932
Class R	117	784
Class R6	61	561
Advisor Class	66	633

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Franklin LifeSmart™ 2040 Retirement Target Fund Class C	168	932

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 78% equity funds, 17% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 82% equity funds and 18% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Franklin LifeSmart™ 2050 Retirement Target Fund
Investment Goal
The highest level of long-term total return consistent with its asset allocation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin LifeSmart™ 2050 Retirement Target Fund	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin LifeSmart™ 2050 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	1.86%	1.86%	1.86%	1.48%	1.86%
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)		3.01%	3.71%	3.21%	2.33%	2.71%
Fee Waiver or Reimbursement	[2]	(2.06%)	(2.06%)	(2.06%)	(1.73%)	(2.06%)
Net Expenses (as a percentage of Assets)		0.95%	1.65%	1.15%	0.60%	0.65%
[1]	Other expenses and acquired fund fees and expenses are based upon estimated amounts for the current fiscal year.
[2]	Management has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.05%, until December 31, 2014. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin LifeSmart™ 2050 Retirement Target Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	666	1,269
Class C	268	945
Class R	117	796
Class R6	61	561
Advisor Class	66	645

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Franklin LifeSmart™ 2050 Retirement Target Fund Class C	168	945

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account.

Principal Investment Strategies

The board of trustees of the Franklin Templeton Fund Allocator Series approved changes to the target asset allocation glide path (glide path) and an increase in the ability to invest in underlying exchange-traded funds for the Fund to be implemented on or about January 1, 2014. The board of trustees approved changing the glide path of the Fund to include a new asset class of “alternative investments funds” and increase the percentage by which the investment manager, without shareholder approval, may vary the Fund’s investment in underlying equity and fixed income funds from 5% to 10%.

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Effective on or about January 1, 2014, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. A portion of each Fund’s assets may be invested in exchange traded funds (ETFs). These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative strategies securities and instruments.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 30% equity funds, 65% fixed-income funds and 5% alternative investments funds. On or about January 1, 2014, the allocation of the Fund is expected to be approximately: 79% equity fund, 16% fixed-income funds and 5% alternative investments funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations, and the allocations for the alternative investments funds may vary up to 5%. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Through January 1, 2014, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately 84% equity funds and 16% fixed-income funds.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.